Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (102.2%)
California (101.5%)
	ABC Unified School District GO	3.000%	8/1/2040	2,000	1,654
	ABC Unified School District GO	3.000%	8/1/2044	12,085	9,542
	Acalanes Union High School District GO	6.350%	8/1/2039	10,000	10,773
	Acalanes Union High School District GO	6.550%	8/1/2039	4,500	4,873
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,030	961
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	1,000	999
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	1,410	1,411
	Alameda County CA Unified School District GO	5.000%	8/1/2044	1,000	1,073
	Alameda County CA Unified School District GO	5.000%	8/1/2045	1,000	1,070
	Alameda County CA Unified School District GO	5.000%	8/1/2046	1,000	1,063
	Alameda County CA Unified School District GO	5.000%	8/1/2047	1,000	1,058
	Alameda County CA Unified School District GO	5.000%	8/1/2048	1,000	1,054
	Alameda County CA Unified School District GO	5.000%	8/1/2051	3,500	3,669
	Alameda County CA Unified School District GO	4.000%	8/1/2052	3,000	2,698
	Alameda County CA Unified School District GO	5.000%	8/1/2055	5,150	5,366
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	5,814
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2044	1,430	1,507
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2045	1,445	1,518
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2046	1,040	1,088
[2]	Alameda County Oakland Unified School District GO	5.000%	8/1/2048	2,620	2,717
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/2045	2,240	2,345
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	850	724
[1]	Alhambra Unified School District GO	0.000%	8/1/2042	2,250	1,106
[2]	Alisal Union School District GO	5.250%	8/1/2042	1,500	1,519
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/2051	2,500	2,590
[1]	Alum Rock Union Elementary School District GO	5.250%	8/1/2054	2,500	2,628
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	500	530
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	600	633
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,049
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,300	1,360
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	1,984
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,085
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,165
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	2,525	2,616
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.500%	10/1/2055	3,000	3,112
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	400	406
[3]	Antelope Valley Community College District GO	5.000%	8/1/2043	340	359
[3]	Antelope Valley Community College District GO	5.000%	8/1/2044	285	299
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	1,870	1,848
[1]	Antioch Unified School District GO	5.000%	8/1/2044	180	188
[1]	Antioch Unified School District GO	4.000%	8/1/2054	7,675	6,789
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	565	552
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	1,010	1,127
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	8,950	9,268
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	16,705	11,617
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	19,000	11,987
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	5,650	5,557
[4]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	9/1/2026	12,820	12,820
[4]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	9/1/2026	4,600	4,600
[5]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.530%	4/1/2036	8,630	8,636
	Bay Area Toll Authority Intergovernmental Agreement Revenue	4.125%	4/1/2054	2,500	2,305
	Berkeley CA GO	2.000%	9/1/2041	140	96
	Berkeley CA GO	4.125%	9/1/2054	1,990	1,851
	Berkeley CA GO	4.125%	9/1/2056	2,160	1,999
	Berkeley CA Unified School District GO	2.000%	8/1/2039	530	387
	Berkeley CA Unified School District GO	2.000%	8/1/2040	440	311
	Beverly Hills CA Unified School District GO	3.000%	8/1/2040	3,155	2,684
	Beverly Hills CA Unified School District GO	3.000%	8/1/2041	2,000	1,671
	Brentwood Union School District GO	5.250%	8/1/2052	3,000	3,115
	Buena Park School District GO	5.000%	8/1/2043	970	1,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buena Park School District GO	5.000%	8/1/2044	1,095	1,162
	Buena Park School District GO	5.000%	8/1/2045	355	376
	Burlingame School District GO	3.000%	8/1/2042	2,000	1,619
	Butte-Glenn Community College District GO	3.000%	8/1/2044	455	351
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	10,000	10,505
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2035	10,000	10,719
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	18,865	20,186
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	10,000	10,616
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	17,500	17,965
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	6/1/2036	15,000	16,026
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	19,460	20,638
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	68,655	69,108
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	24,710	25,543
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	31,030	32,120
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	40,000	41,914
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	3,320	3,562
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	15,685	16,324
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,115	14,782
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	22,500	24,049
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	21,270	22,056
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	28,920	29,364
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	39,715	42,400
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	11,340	11,748
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	41,465	41,845
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	53,275	55,371
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	17,885	17,946
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	10,275	10,807
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	27,185	27,460
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	25,085	25,550
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	10,630	11,190
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	8,480	8,939
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	10,000	10,517
[4,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.800%	9/1/2026	3,165	3,165
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2034	10,000	10,562
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,865	1,465
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	1,500	1,220
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	885	923
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,710	1,687
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	2,500	2,213
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	971
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	22,390	4,653
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2047	8,000	8,488
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2048	8,715	9,195
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2033	250	256
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2037	1,000	1,100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2038	2,250	2,267
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	1,780	1,781
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	12,875	14,570
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,000	1,049
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	745	726
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2045	1,000	1,001
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	6,680	7,467
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/2050	2,380	1,977
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	16,020	15,107
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	21,000	21,820
[6]	California Educational Facilities Authority Revenue TOB VRDO	2.900%	9/1/2026	3,596	3,596
[4,6]	California Educational Facilities Authority Revenue TOB VRDO	3.150%	9/1/2026	13,060	13,060
[6]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	2,000	1,739
[6]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2064	4,270	3,861
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	21,130	21,374
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	15,085	15,694
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	31,215	33,010
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	15,000	15,182
	California Enterprise Development Authority Private Schools Revenue	4.000%	6/1/2036	235	230
	California Enterprise Development Authority Private Schools Revenue	5.000%	6/1/2036	455	475
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	5.000%	6/1/2049	3,950	4,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	7,000	6,193
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2036	185	202
[3]	California GO	5.000%	8/1/2034	990	1,111
	California GO	4.000%	10/1/2034	3,845	3,899
[3]	California GO	5.000%	8/1/2035	560	632
	California GO	3.250%	12/1/2035	235	226
	California GO	4.000%	3/1/2036	15,650	15,890
[3]	California GO	5.000%	8/1/2036	375	425
	California GO	3.000%	9/1/2036	5,000	4,576
[3]	California GO	5.000%	8/1/2037	1,360	1,526
[3]	California GO	5.000%	8/1/2037	2,395	2,711
	California GO	5.000%	10/1/2037	7,815	8,400
[3]	California GO	5.000%	8/1/2038	415	458
	California GO	5.000%	8/1/2039	7,500	8,087
	California GO	5.000%	9/1/2039	3,660	3,919
	California GO	5.000%	10/1/2039	1,750	1,877
	California GO	5.000%	10/1/2039	7,620	8,154
	California GO	3.200%	12/1/2039	3,355	2,962
	California GO	5.000%	10/1/2040	7,500	8,118
	California GO	5.000%	9/1/2041	37,295	39,607
	California GO	5.000%	10/1/2041	17,645	18,655
	California GO	3.000%	11/1/2041	4,125	3,437
	California GO	2.250%	12/1/2041	480	348
	California GO	3.200%	12/1/2041	2,000	1,726
	California GO	4.000%	4/1/2042	1,500	1,457
	California GO	4.000%	9/1/2042	1,700	1,651
	California GO	5.000%	9/1/2042	23,770	25,156
	California GO	5.000%	10/1/2042	22,800	24,201
	California GO	5.000%	11/1/2042	1,250	1,325
	California GO	5.000%	3/1/2043	7,150	7,593
	California GO	5.000%	8/1/2043	355	378
[3]	California GO	5.000%	8/1/2043	11,000	11,773
	California GO	5.000%	10/1/2043	5,485	5,860
	California GO	5.000%	12/1/2043	2,190	2,296
	California GO	5.000%	10/1/2044	17,010	18,114
	California GO	5.000%	10/1/2045	13,185	13,994
	California GO	5.000%	8/1/2046	7,000	7,005
[3]	California GO	5.000%	8/1/2046	4,600	4,873
[3]	California GO	5.000%	8/1/2046	7,750	8,209
	California GO	2.375%	10/1/2046	2,000	1,357
	California GO	5.000%	10/1/2046	7,295	7,716
	California GO	5.000%	11/1/2046	13,540	14,224
	California GO	3.000%	12/1/2046	12,515	9,645
	California GO	3.625%	10/1/2047	1,020	884
	California GO	5.000%	10/1/2047	32,000	33,724
	California GO	5.000%	10/1/2048	5,000	5,251
	California GO	2.500%	12/1/2049	100	66
	California GO	2.500%	3/1/2050	1,000	661
[3]	California GO	5.000%	8/1/2050	3,750	3,916
	California GO	5.250%	10/1/2051	12,500	13,310
[3]	California GO	5.000%	8/1/2053	6,785	7,051
[3]	California GO	5.000%	8/1/2056	8,420	8,709
	California GO	5.000%	10/1/2056	9,500	9,818
[4]	California GO VRDO	2.250%	9/1/2026	6,300	6,300
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	7,500	8,038
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,140	5,491
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	5,260	5,660
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,755	7,266
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	3,175	3,494
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	3,000	2,775
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	7,475	7,950
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	6,310	5,728
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	150	153
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,350	3,532
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,990	3,549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	6,000	5,860
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	100	104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,040	5,270
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/2039	505	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,000	995
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	8,135	7,069
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,080	1,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	750	789
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	10,205	10,815
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	3,435	2,765
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	3,500	2,414
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	1,660	1,740
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	14,805	13,737
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	560	567
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2042	1,050	1,098
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/2044	5,000	4,571
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	2,845	2,668
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,089
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	1,845	1,943
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	5,000	3,803
[2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,980	7,656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	1,175	841
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	1,975	2,107
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2048	3,800	4,036
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	28,000	26,060
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2048	975	855
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	2,000	2,031
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	1,790	1,498
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2049	2,930	3,106
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	6,750	6,029
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	7,500	5,305
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	5,975	4,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	4,000	4,216
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2052	15,495	16,664
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	2,500	2,511
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2056	18,185	18,378
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2058	3,000	3,005
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	11,685	11,929
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	6,755	6,933
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	18,775	19,880
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	20,600	22,256
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/1/2026	17,720	17,720
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 2.500%	4.780%	11/15/2051	3,950	3,955
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/2030	500	504
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	250	252
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	18,364	18,496
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2033	260	262
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2034	5,565	5,580
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,538	7,684
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/2035	225	224
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	15,551	15,460
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	22,429	21,348
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	2,218	1,847
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	2,966	2,792
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	4,352	4,328
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	2,325	2,262
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	1,587	1,295
[7]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2039	3,285	3,119
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	5,000	4,766
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/2040	8,560	8,218
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,250	8,814
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,315	8,876
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,480	1,385
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	4,635
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	5/1/2043	3,185	2,963
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	14,185	14,211
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,884
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	1,200	1,200
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,583
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,481
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	3,985
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.600%	4/1/2030	2,100	2,053
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.875%	7/1/2030	2,175	2,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	275	278
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2045	1,885	1,719
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2046	1,700	1,538
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	1,625	1,631
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	1,500	1,519
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2050	1,730	1,493
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2051	1,750	1,501
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	1,750	1,754
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2055	1,860	1,544
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2056	3,350	2,766
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	1,250	1,245
[6]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	4,530	3,813
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	500	509
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	3,325	3,366
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	4,275	4,459
	California Infrastructure & Economic Development Bank Economic Development Recreational Revenue	5.000%	7/1/2056	7,025	7,180
	California Infrastructure & Economic Development Bank Economic Development Recreational Revenue	5.500%	7/1/2056	7,420	7,903
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2039	9,040	9,383
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	1,765	1,794
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	1,835	1,851
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	6,880	6,885
[6]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	18,265	17,278
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2044	1,635	1,671
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	2,500	2,541
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	480	480
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/2026	165	165
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	12,525	8,774
	California Municipal Finance Authority	4.050%	7/20/2041	458	412
[6]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2038	1,000	997
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	225	232
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	1,165	1,183
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	225	230
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	625	633
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,125	1,137
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	750	763
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	530	525
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	250	253
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,800	1,816
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	740	691
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2042	2,410	2,526
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2042	1,610	1,524
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2044	375	384
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2044	1,500	1,392
	California Municipal Finance Authority College & University Revenue	5.500%	7/1/2060	5,250	5,476
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	11/1/2031	15	16
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	2,000	2,014
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,052
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,050	1,116
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,100	1,180
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,430	1,443
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,160	1,252
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	600	581
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,450	1,462
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,825	1,982
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,775	1,788
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,275	1,381
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,013
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,240	1,248
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,345	1,449
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	2,375	2,377
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,405	1,503
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,800	1,808
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,110	1,178
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	1,555	1,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2039	2,130	2,019
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,550	1,616
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	1,000	955
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2040	1,000	866
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2042	2,575	2,577
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,465	3,466
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,555	2,556
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	5,945	4,424
[1]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,500	1,875
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2046	1,000	756
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2049	3,105	2,634
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	4,000	3,648
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2050	100	79
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	16,595	13,974
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2055	2,800	2,780
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	6/1/2056	1,570	1,499
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/2056	2,000	2,172
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (California Armenian Home Project)	5.000%	5/15/2045	3,605	3,688
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,248
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/2040	6,500	6,245
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2037	1,405	1,421
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2038	725	782
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	936
	California Municipal Finance Authority Industrial Revenue VRDO	2.000%	9/1/2026	5,900	5,900
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,608
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,430	1,475
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	7,787	6,655
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	1,000	984
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	1,480	1,492
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	1,860	1,765
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	4,470	4,272
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.335%	11/20/2040	6,826	6,590
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.335%	11/20/2040	3,497	3,218
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	4,929	4,430
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	4,467	4,227
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	1,230	1,143
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	1,610	1,633
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,666	1,611
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	4/1/2048	2,000	2,018
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	15,990	11,589
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	8,225	5,765
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2057	5,145	5,046
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	270	290
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	285	307
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2033	300	325
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2042	1,000	897
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/2058	1,600	1,616
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2059	1,000	971
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	3,040	2,697
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	4,500	4,422
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	1,729	1,739
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	3,795	3,797
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	1,300	1,303
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	585
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,597
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	2/1/2029	15,000	15,003
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	2,500	2,495
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2029	1,675	1,667
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2029	1,440	1,437
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2036	430	421
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	12/1/2044	1,000	1,000
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	10/1/2045	830	830
[6]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	4,345	4,514
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,000	1,001
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2053	1,000	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2060	4,460	4,498
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,032
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	1,070	1,071
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	200	200
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2046	3,355	3,474
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	9/1/2026	1,135	1,135
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	7,280	6,996
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	15,110	14,042
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,130	3,285
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	19,685	20,930
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	6.750%	1/1/2066	11,155	10,985
[6]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	3,825	3,812
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2031	1,830	1,822
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	930	868
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2045	1,000	971
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2048	5,410	4,362
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2049	1,000	971
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2051	2,385	1,857
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	1,770	1,500
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2059	3,200	3,007
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2059	30	27
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2061	10,000	7,249
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2061	5,550	4,227
[6]	California School Finance Authority Charter School Aid Revenue	5.125%	7/1/2062	1,000	882
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2064	2,885	2,356
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2051	1,500	1,035
[6]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2061	3,675	2,343
[6]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2035	275	275
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,012
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	1,000	915
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2049	150	145
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2055	6,450	5,194
[6]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2050	2,120	1,978
[6]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	1,550	1,039
[6]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2036	1,480	1,396
[6]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2051	250	199
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2040	8,095	7,983
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,058
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,053
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	1,000	1,050
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	10,910	11,278
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2037	655	660
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,255	1,253
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	8,295	7,318
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2041	2,970	3,183
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2042	5,000	5,446
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	3,210	3,415
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	2,000	2,135
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	4,860	5,000
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,000	1,055
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	3,740	3,974
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/2045	4,145	2,959
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	3,230	3,421
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	6,230	6,527
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	5,070	5,248
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2050	6,000	6,222
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	7,455	7,736
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	3,295	3,419
	California State University College & University Revenue	5.000%	11/1/2036	2,615	3,002
	California State University College & University Revenue	3.000%	11/1/2038	2,280	2,023
	California State University College & University Revenue	5.000%	11/1/2038	2,675	3,011
	California State University College & University Revenue	5.000%	11/1/2039	2,655	2,946
	California State University College & University Revenue	5.000%	11/1/2039	1,895	2,132
	California State University College & University Revenue	5.000%	11/1/2040	2,650	2,915
	California State University College & University Revenue	5.000%	11/1/2040	4,120	4,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/2041	3,000	3,284
	California State University College & University Revenue	5.000%	11/1/2041	4,780	5,323
	California State University College & University Revenue	5.000%	11/1/2042	3,765	4,106
	California State University College & University Revenue	5.000%	11/1/2043	19,040	19,547
	California State University College & University Revenue	5.000%	11/1/2045	3,000	3,224
	California State University College & University Revenue	5.000%	11/1/2046	3,010	3,194
	California State University College & University Revenue	5.000%	11/1/2047	325	327
	California State University College & University Revenue	5.000%	11/1/2047	1,035	1,099
	California State University College & University Revenue	5.000%	11/1/2048	1,200	1,266
	California State University College & University Revenue	4.000%	11/1/2049	4,710	4,418
	California State University College & University Revenue	5.000%	11/1/2049	5,000	5,099
	California State University College & University Revenue	5.250%	11/1/2050	19,000	20,247
	California State University College & University Revenue	5.000%	11/1/2051	8,405	8,798
	California State University College & University Revenue	4.000%	11/1/2055	6,045	5,555
	California State University College & University Revenue	5.500%	11/1/2055	4,510	4,837
	California State University College & University Revenue	5.250%	11/1/2056	9,360	9,886
	California State University College & University Revenue	5.000%	11/1/2057	10,175	10,548
	California State University College & University Revenue PUT	3.150%	11/1/2032	4,705	4,655
	California State University College & University Revenue PUT	1.600%	11/1/2047	3,500	3,494
	California State University College & University Revenue PUT	3.125%	11/1/2051	260	260
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2051	5,000	3,581
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,465	1,466
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	315	315
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,000	10,725
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	4,920	4,924
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	900	920
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	10,000	10,918
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	2,600	2,653
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,980	2,015
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	895	909
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,715	2,717
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	10,000	11,050
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,480	1,499
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	385	349
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	2,335	2,308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,475	1,491
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,045	928
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	1,000	969
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,850	1,867
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	1,445	1,337
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	2,725	2,914
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	6,085	5,561
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2045	4,015	3,563
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	6,750	6,314
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2047	300	308
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	125	105
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	1,000	880
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2050	13,620	9,317
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2051	4,895	3,363
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2052	4,500	4,502
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/2057	3,500	3,516
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.500%	4/1/2031	15,720	15,298
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.700%	4/1/2032	2,065	2,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.850%	10/1/2032	630	611
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	4.000%	4/1/2043	2,000	1,919
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,005	3,010
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,135	3,201
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,925	5,028
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/2053	2,000	2,017
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,000	2,003
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,500	3,505
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,500	2,503
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	4,055	4,129
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2036	2,820	2,731
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	4,220	4,049
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,945	4,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,395	7,128
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,360	5,167
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	4,385	4,123
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	9,000	6,533
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	4,000	2,808
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,650	1,628
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Vintage at Folsom Project)	4.000%	10/1/2042	1,060	952
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2036	845	846
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/2053	2,500	2,524
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2051	1,000	828
	Campbell CA GO	5.000%	9/1/2047	1,000	1,031
[3]	Campbell Union High School District GO	5.000%	8/1/2028	1,910	1,990
[3]	Campbell Union High School District GO	5.000%	8/1/2031	1,475	1,611
	Carlsbad Unified School District GO	3.000%	8/1/2046	2,000	1,530
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2049	7,000	7,194
[2]	Center Joint Unified School District GO	3.000%	8/1/2046	2,000	1,528
[1]	Central Unified School District GO	3.000%	8/1/2044	2,500	1,960
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	7,230	7,530
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	11,520	12,153
	Cerritos Community College District GO	3.000%	8/1/2044	11,470	9,071
	Chabot-Las Positas Community College District GO	5.000%	8/1/2045	1,000	1,077
	Chabot-Las Positas Community College District GO	5.000%	8/1/2048	4,025	4,256
	Chaffey Community College District GO	5.500%	6/1/2049	1,000	1,083
	Chaffey Joint Union High School District GO	5.000%	8/1/2044	1,160	1,161
	Chaffey Joint Union High School District GO	5.250%	8/1/2052	5,035	5,226
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	9,560	8,523
	Chaffey Joint Union High School GO	3.000%	8/1/2043	1,155	916
	Chico Unified School District GO	3.000%	8/1/2044	1,195	906
	Chino Valley Unified School District GO	0.000%	8/1/2040	1,800	972
	Chino Valley Unified School District GO	0.000%	8/1/2041	2,500	1,276
	Chino Valley Unified School District GO	0.000%	8/1/2043	3,590	1,669
	Chino Valley Unified School District GO	0.000%	8/1/2044	4,000	1,765
	Chino Valley Unified School District GO	5.000%	8/1/2055	10,175	10,441
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2046	5,710	3,492
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2051	6,900	3,817
	Chula Vista Elementary School District GO	4.000%	8/1/2041	2,895	2,781
	Clovis Unified School District COP	4.000%	6/1/2048	5,000	4,647
	Clovis Unified School District GO	5.250%	8/1/2040	650	687
[3]	Clovis Unified School District GO	5.000%	8/1/2045	5,290	5,596
[3]	Clovis Unified School District GO	5.000%	8/1/2046	5,945	6,254
	Clovis Unified School District GO	5.000%	8/1/2050	6,000	6,183
[6]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	4,975	3,707
[1]	Coast Unified School District GO	0.000%	8/1/2040	1,610	885
[2]	Colton Joint Unified School District GO	0.000%	8/1/2045	1,000	422
[2]	Colton Joint Unified School District GO	0.000%	8/1/2046	4,700	1,885
[2]	Colton Joint Unified School District GO	0.000%	8/1/2046	1,000	397
[2]	Colton Joint Unified School District GO	0.000%	8/1/2047	5,000	1,896
[2]	Colton Joint Unified School District GO	0.000%	8/1/2047	1,750	656
[2]	Colton Joint Unified School District GO	0.000%	8/1/2048	3,500	1,266
[2]	Colton Joint Unified School District GO	0.000%	8/1/2048	2,000	711
[2]	Colton Joint Unified School District GO	0.000%	8/1/2049	1,500	505
[3]	Compton CA Unified School District GO	4.250%	7/1/2056	17,485	16,033
	Concord CA COP	2.125%	4/1/2041	1,500	1,016
	Contra Costa Community College District GO	3.000%	8/1/2038	1,025	897
	Contra Costa Community College District GO	2.000%	8/1/2039	6,000	4,441
	Corona Utility Authority Water Revenue (Water Project)	5.000%	9/1/2055	4,500	4,621
	Corona-Norco Unified School District GO	5.000%	8/1/2044	600	642
	Corona-Norco Unified School District GO	5.000%	8/1/2045	800	854
	Corona-Norco Unified School District GO	5.000%	8/1/2046	780	828
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/2049	2,300	2,398
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	1,880	1,676
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	2,130	1,809
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2056	4,000	2,688
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,095	747
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	3,975	2,822
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	10,000	6,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/2037	2,110	2,154
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	245	246
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	3,255	3,424
	Desert Community College District GO	4.000%	8/1/2051	15,000	13,752
[1]	Downey Unified School District GO	2.000%	8/1/2042	450	291
[1]	Downey Unified School District GO	2.125%	8/1/2044	135	87
	Downey Unified School District GO	3.000%	8/1/2048	1,805	1,341
	Downey Unified School District GO	4.000%	8/1/2048	2,475	2,253
	Downey Unified School District GO	4.000%	8/1/2052	1,355	1,213
	Downey Unified School District GO	4.000%	8/1/2057	5,500	4,847
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2044	500	541
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2045	525	567
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2046	400	430
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/2047	500	534
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	5,000	5,051
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,145	1,239
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	260	262
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	865	934
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2046	675	725
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	9,220	9,220
[1]	East Side Union High School District GO	3.000%	8/1/2035	5,995	5,624
	Eastern Municipal Water District Water Revenue VRDO	2.050%	9/1/2026	18,170	18,170
	Eastern Municipal Water District Water Revenue VRDO	2.300%	9/1/2026	7,960	7,960
	El Camino Healthcare District GO	4.000%	8/1/2034	5,000	5,005
	El Dorado Irrigation District COP	4.000%	3/1/2050	4,080	3,709
	El Monte Union High School District GO	0.000%	6/1/2044	2,340	989
	El Segundo Unified School District GO	2.000%	8/1/2046	845	515
	El Segundo Unified School District GO	2.000%	8/1/2047	2,530	1,498
	El Segundo Unified School District GO	2.000%	8/1/2048	130	75
	El Segundo Unified School District GO	3.125%	8/1/2048	4,530	3,423
[2]	El Segundo Unified School District GO	2.125%	8/1/2050	100	57
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2026	1,000	1,000
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2047	1,450	1,511
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2051	3,395	3,470
	Elk Grove Unified School District GO	2.000%	8/1/2036	6,365	5,073
	Elk Grove Unified School District GO	2.000%	8/1/2037	2,000	1,549
	Elk Grove Unified School District GO	2.000%	8/1/2038	1,250	933
	Elk Grove Unified School District GO	2.000%	8/1/2039	1,700	1,226
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2050	2,500	2,609
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	4,325	4,482
[1]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2051	3,290	2,926
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2033	4,890	4,248
[8]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	4,340	3,540
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	5,000	5,136
	Fontana Unified School District GO	5.250%	8/1/2050	1,150	1,212
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,031
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	877
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,000	832
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,035	867
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	6,180	7,148
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,425	4,987
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	8,266	7,886
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	9,492	7,784
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	1,197	1,108
[8]	Freddie Mac Pool	3.550%	11/1/2032	1,552	1,483
[8]	Freddie Mac Pool	3.180%	9/1/2033	8,571	7,902
[8]	Freddie Mac Pool	2.820%	5/1/2035	900	778
[8]	Freddie Mac Pool	3.600%	7/1/2040	3,911	3,495
[8]	Freddie Mac Pool	3.400%	11/1/2040	7,329	6,472
[8]	Freddie Mac Pool	3.720%	1/1/2041	1,112	1,009
[8]	Freddie Mac Pool	4.250%	1/1/2042	14,949	14,075
	Fremont Union High School District GO	2.000%	8/1/2041	9,830	6,691
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2046	1,540	1,435
	Fresno Unified School District GO	2.000%	8/1/2029	2,305	2,206
	Fresno Unified School District GO	2.000%	8/1/2030	2,435	2,270
	Fresno Unified School District GO	2.000%	8/1/2031	1,565	1,427
	Fresno Unified School District GO	2.000%	8/1/2032	2,705	2,407

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fruitvale CA School District GO	3.000%	8/1/2047	2,285	1,688
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	2,250	2,033
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	6,215	6,420
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2054	2,310	2,055
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2056	6,275	4,259
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2047	4,880	5,001
	Glendale CA Unified School District GO	3.000%	9/1/2039	5,025	4,350
	Glendale Community College District GO	0.000%	8/1/2039	5,540	3,189
	Glendale Community College District GO	3.000%	8/1/2047	1,145	853
	Glendale Community College District GO	4.000%	8/1/2050	2,000	1,825
	Gridley Unified School District GO	5.000%	8/1/2054	1,600	1,643
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/2047	9,025	9,323
	Hartnell CA Community College District GO	3.000%	8/1/2045	2,000	1,528
[6]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	10,000	8,970
	Hayward CA Sewer Revenue	4.000%	3/1/2052	3,500	3,205
	Hayward CA Sewer Revenue	4.000%	3/1/2055	22,575	20,465
	Hayward Unified School District COP	5.000%	8/1/2035	355	360
	Hayward Unified School District COP	5.000%	8/1/2037	350	354
[2]	Hayward Unified School District GO	5.000%	8/1/2044	9,970	10,169
[2]	Hayward Unified School District GO	5.000%	8/1/2046	720	757
[2]	Hayward Unified School District GO	5.000%	8/1/2047	2,400	2,502
[2]	Hayward Unified School District GO	5.000%	8/1/2050	8,655	8,903
[2]	Hayward Unified School District GO	5.000%	8/1/2055	21,285	21,738
[1]	Hemet Unified School District GO	3.000%	8/1/2037	1,790	1,611
[1]	Hemet Unified School District GO	3.000%	8/1/2039	2,070	1,776
	Hughson Unified School District GO	0.000%	8/1/2047	1,270	474
	Hughson Unified School District GO	4.000%	8/1/2054	2,555	2,277
	Hughson Unified School District GO	5.000%	8/1/2056	1,000	1,030
	Hughson Unified School District GO	5.250%	8/1/2060	2,850	2,990
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	495	509
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2044	1,175	1,255
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	620	660
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	1,300	1,376
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2047	1,750	1,844
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2046	1,000	921
[1,6]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2051	1,465	1,304
[2]	Indio Finance Authority Lease (Abatement) Revenue	5.250%	11/1/2047	280	293
[2]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2038	500	505
[4]	Irvine CA Special Assessment Revenue VRDO	1.950%	9/1/2026	2,100	2,100
[4]	Irvine CA Special Assessment Revenue VRDO	1.950%	9/1/2026	6,751	6,751
[2]	Irvine CA Special Tax Revenue	5.000%	9/1/2051	1,750	1,828
[2]	Irvine CA Special Tax Revenue	0.000%	9/1/2052	1,000	278
[2]	Irvine CA Special Tax Revenue	0.000%	9/1/2053	1,000	263
[2]	Irvine CA Special Tax Revenue	0.000%	9/1/2054	1,000	249
[2]	Irvine CA Special Tax Revenue	0.000%	9/1/2055	1,000	236
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2055	5,000	5,221
[2]	Irvine CA Special Tax Revenue	0.000%	9/1/2057	1,350	286
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/2060	10,000	10,401
[4]	Irvine Ranch Water District Water Revenue VRDO	2.400%	9/1/2026	11,355	11,355
	Irvine Unified School District GO	2.250%	9/1/2050	3,000	1,833
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2040	350	326
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	610	614
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	3.750%	6/1/2035	370	331
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	1,605	1,239
	Kern Community College District GO	5.250%	8/1/2040	2,900	3,124
	La Canada Unified School District GO	5.000%	8/1/2047	6,945	7,049
[1]	Lake Elsinore CA Special Tax Revenue	5.000%	9/1/2040	450	479
[1]	Lake Elsinore CA Special Tax Revenue	5.000%	9/1/2041	450	477
[1]	Lake Elsinore CA Special Tax Revenue	5.000%	9/1/2042	500	528
[1]	Lake Elsinore CA Special Tax Revenue	5.000%	9/1/2043	500	526
[1]	Lake Elsinore CA Special Tax Revenue	4.000%	9/1/2044	1,420	1,332
[1]	Lake Elsinore CA Special Tax Revenue	4.000%	9/1/2045	1,115	1,049
[1]	Lake Elsinore CA Special Tax Revenue	4.000%	9/1/2046	1,110	1,044
[1]	Lake Elsinore CA Special Tax Revenue	4.125%	9/1/2048	600	564
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	484
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	500	453
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2029	1,010	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,255	1,258
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2040	2,135	1,784
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	1,000	938
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	375	354
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	1,000	919
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	520	481
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	2,100	1,878
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,730	1,489
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	925	757
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2042	1,980	1,596
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	10,040	10,168
	Lodi CA Unified School District GO	3.000%	8/1/2046	10,000	7,613
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	455	445
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2046	640	614
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2046	8,205	8,580
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	4.000%	8/1/2053	9,980	9,010
[5]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.111%	11/15/2026	1,800	1,802
[9]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	4,715	5,101
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	1,110	1,147
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	1,480	1,489
	Long Beach CA Water Revenue	4.000%	5/1/2054	5,940	5,285
	Long Beach Community College District GO	3.000%	8/1/2040	1,000	810
	Long Beach Community College District GO	3.000%	8/1/2041	2,000	1,594
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,435
	Long Beach Unified School District GO	4.000%	8/1/2052	7,000	6,476
	Long Beach Unified School District GO	4.000%	8/1/2053	13,340	12,432
	Los Angeles CA Community College District GO	3.000%	8/1/2039	3,020	2,553
	Los Angeles CA Community College District GO	5.000%	8/1/2041	11,255	12,683
	Los Angeles CA Miscellaneous Taxes Revenue	5.000%	6/24/2027	16,665	17,015
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/2034	560	480
	Los Angeles CA Unified School District GO	5.000%	7/1/2036	2,100	2,370
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	1,185	1,307
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	8,875	8,762
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,765	2,730
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	2,500	2,442
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,000	1,050
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	14,875	15,191
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	3,205	3,273
[1]	Los Angeles CA Unified School District GO	5.250%	7/1/2042	1,045	1,068
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	1,400	1,472
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	4,045	4,272
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	1,950	1,366
	Los Angeles CA Unified School District GO	5.000%	7/1/2046	5,000	5,255
	Los Angeles CA Unified School District GO	5.000%	7/1/2047	5,000	5,233
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	100	105
	Los Angeles CA Unified School District GO	5.000%	7/1/2048	5,000	5,207
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	3,765	3,893
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	3,560	3,744
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2048	5,540	5,612
[6]	Los Angeles CA Wastewater System Sewer Revenue TOB VRDO	2.650%	9/1/2026	2,790	2,790
[4,6]	Los Angeles County California Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	2,800	2,814
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	3,000	3,158
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	15,950	16,641
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	3,195	3,309
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	15,720	16,085
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	310	326
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,365	1,429
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	520	560
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	2,955	3,088
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	825	886
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	605	645
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,130	1,174
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,425	1,563
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2041	2,500	2,427
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	510	539
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	1,750	1,914
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	325	343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,075	4,204
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	650	698
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	2,500	2,701
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	720	747
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	14,155	14,717
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	11,695	12,602
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	6,930	6,256
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	19,250	20,174
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,000	4,300
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2043	2,735	2,952
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2044	3,090	3,317
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2045	2,525	2,698
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2046	1,500	1,591
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2051	3,000	3,122
	Los Angeles County Public Works Financing Authority Lease (Non-Terminable) Revenue	5.000%	3/1/2056	3,000	3,098
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	1,800	1,826
[3]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,010	1,108
[3]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	1,180	1,288
[3]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2045	1,000	1,077
[3]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2046	1,000	1,069
[3]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2047	2,500	2,657
[3]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2048	2,500	2,641
[3]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2056	10,000	10,339
[3]	Los Angeles County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue (Capital Project)	5.000%	10/1/2039	2,830	3,136
[3]	Los Angeles County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue (Capital Project)	5.000%	10/1/2040	4,035	4,423
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	1,190	1,301
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	855	927
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,500	2,573
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	2,010	2,085
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,300	1,380
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	8,110	8,432
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2046	1,605	1,699
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2047	7,500	7,890
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	1,755	1,797
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	4,910	5,136
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2049	5,000	5,215
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2051	5,000	5,182
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	13,510	14,083
[3]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2056	9,500	9,991
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	5,640	5,880
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,500	1,588
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	13,205	14,042
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,060	2,250
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	356
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,175	5,653
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,515	1,655
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	560	563
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,400	2,622
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,550	1,703
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,099
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,099
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,965	2,005
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	673
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,020	1,111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,805	1,977
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,500	2,753
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	300	330
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,015	2,178
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	605	628
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	435	447
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	235	247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,865	1,893
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,000	4,081
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,245	4,353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	450	472
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	970	1,018
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	9,625	10,438
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,715	5,786
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,500	2,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	375	394
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	135	144
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,770	5,066
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	10,000	10,726
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,040	1,119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	885	902
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	800	823
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	735	763
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	4,435	4,662
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	280	293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	400	419
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	12,940	13,265
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,180	1,233
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,895	3,047
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,330	1,363
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	425	439
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,290	2,375
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,200	1,248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	5,875	6,160
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,350	3,367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	825	839
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	665	685
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	410	425
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,845	2,969
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	2,360	2,444
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,215	1,249
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,620	1,672
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,960	3,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,205	2,229
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	3,595	3,692
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,000	4,114
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,530	2,609
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,850	2,939
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	2,945	2,994
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,535	1,572
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,655	1,701
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,690	1,740
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	665	684
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,040	1,057
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,850	3,931
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	8,960	9,167
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,655	2,696
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	9,675	9,843
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	3,000	3,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2049	2,630	2,675
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,610	6,694
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	3,000	3,040
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	100	101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	2,945	2,977
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	3,080	3,117
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	6,085	6,126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	665	670
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	1,790	1,808
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	3,000	3,021
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	380	390
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	105
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	200	205
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	50	53
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	125	133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	10,000	10,868
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	285	287
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	220	233
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	325	334
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,000	3,077
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	240	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	720	782
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,130	1,233
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	235	259
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	115	124
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	160	170
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	335	360
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,640	1,664
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,056
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	760	806
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	410	439
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	290	311
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,060
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,012
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,050
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,830	1,958
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	6,865	7,395
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	280	292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,030	1,087
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	335	355
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,000	1,065
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,110	1,140
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	210	218
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	145	151
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	820	860
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,040
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	360	379
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,535	1,622
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,235	1,265
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	290	300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	480	500
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	305	318
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,530	2,646
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,455	1,529
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	315	325
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,220	1,260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	220	228
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	510	531
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,485	4,727
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	6,790	6,875
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	870	896
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	345	357
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	129
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,305	2,390
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,435	1,491
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	3,865	3,999
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	2,015	2,100
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	180	186
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	485	493
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	13,000	13,431
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	570	580
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,000	1,019
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	585	596
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	90	80
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,145	1,166
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	395	400
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	18,840	19,323
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2054	930	939
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2056	15,000	15,151
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,695	1,678
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.350%	12/1/2049	4,650	4,070
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.400%	12/1/2054	3,000	2,647
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2059	2,250	1,995
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.550%	12/1/2061	3,000	2,744
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	1,025	1,029
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.370%	8/1/2030	4,750	4,761
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/2035	1,100	1,103
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	2,050	2,059
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,435	1,535
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,120	1,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	1,025	1,088
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	6,230	6,591
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	2,420	2,565
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	9,490	9,989
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	2,875	3,033
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	10,095	10,621
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	6,505	6,808
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	5,000	5,183
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	20,935	21,773
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2039	100	105
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2041	440	460
[6]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	2.700%	9/1/2026	9,670	9,670
	Los Rios Community College District GO	3.000%	8/1/2035	1,450	1,367
	Los Rios Community College District GO	3.000%	8/1/2044	1,000	774
	Manteca Unified School District GO	5.250%	8/1/2050	7,500	7,970
	Marin Healthcare District GO	4.000%	8/1/2047	1,000	889
	Marina Joint Powers Financing Authority Local or Guaranteed Housing Revenue	3.400%	3/1/2036	4,545	4,473
[1]	Menifee Union School District Special Tax Revenue	4.000%	9/1/2051	2,000	1,736
	Mesa Water District COP	4.000%	3/15/2040	325	327
[1]	Mission Springs Water District COP	5.000%	2/1/2051	2,645	2,702
[1]	Mission Springs Water District COP	5.250%	2/1/2055	2,330	2,415
	Modesto High School District GO	5.250%	8/1/2050	1,575	1,672
	Modesto High School District GO	4.000%	8/1/2052	1,290	1,171
	Monrovia CA Unified School District GO	5.000%	8/1/2051	6,310	6,519
[1]	Montebello Unified School District GO	5.500%	8/1/2047	3,500	3,693
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	2,100	2,032
	Moreland School District GO	3.875%	8/1/2030	805	818
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,360	1,496
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,150	1,258
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	1,120	1,218
[2]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	2,000	2,168
[2]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	2,000	1,446
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/2052	5,500	5,720
[1]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2045	1,150	1,242
[1]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2051	4,225	4,479
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,605	1,638
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2038	1,150	1,239
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2039	625	667
[2]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/2044	2,000	1,613
	Mount San Antonio Community College District GO	2.375%	8/1/2051	4,115	2,588
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	1,715	1,527
	Mount San Jacinto Community College District GO	2.000%	8/1/2043	3,405	2,236
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	2,000	1,919
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	4,000	3,774
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	6,290	5,644
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2038	810	814
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2039	1,725	1,719
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2040	1,795	1,773
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2041	1,710	1,677
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/2032	1,730	1,494
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	1,170	1,370
	Mt San Antonio Community College District GO	5.250%	8/1/2055	6,515	6,826
	Napa Valley Unified School District GO	5.000%	8/1/2045	550	590
	Napa Valley Unified School District GO	5.000%	8/1/2046	550	586
	Napa Valley Unified School District GO	5.000%	8/1/2051	2,000	2,097
	Napa Valley Unified School District GO	5.000%	8/1/2056	4,250	4,420
[1]	Natomas Unified School District GO	3.000%	8/1/2039	500	425
[1]	Natomas Unified School District GO	3.000%	8/1/2041	2,590	2,082
[1]	Natomas Unified School District GO	3.000%	8/1/2043	500	388
[1]	Natomas Unified School District GO	3.000%	8/1/2047	3,135	2,295
	New Haven Unified School District GO	4.000%	8/1/2036	500	503
	New Haven Unified School District GO	3.000%	8/1/2049	1,520	1,105
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/2042	3,300	3,529
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/2047	4,425	4,738
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,000	890
	North Orange County CA Community College District GO	3.000%	8/1/2039	1,000	868
	North Orange County CA Community College District GO	3.000%	8/1/2040	1,000	835
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	34,750	36,150
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2045	2,095	2,186
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/2035	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2043	9,260	7,395
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	5,000	3,806
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	6,750	4,839
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	6,665	6,848
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	1,500	1,551
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2055	2,200	2,254
	Novato CA Unified School District GO	3.000%	8/1/2043	1,430	1,137
[6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.310%	9/3/2026	4,000	4,000
	Oakland CA GO	2.500%	1/15/2044	7,190	5,065
[2]	Oakland CA GO	3.000%	1/15/2050	2,000	1,427
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/2051	1,540	1,290
	Ontario Montclair School District GO	4.000%	8/1/2048	3,050	2,838
[1]	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	415	420
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2044	1,920	2,038
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,000	1,059
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2045	4,625	4,885
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2046	2,685	2,815
[1]	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2047	2,160	2,234
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,500	1,553
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2051	5,960	6,164
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2056	14,735	15,088
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	810
	Oxnard School District BAN GO	0.000%	2/1/2031	345	298
[2]	Oxnard School District GO	5.000%	8/1/2045	1,500	1,509
	Pajaro Valley Unified School District GO	5.000%	8/1/2052	1,000	1,034
[2]	Palmdale Elementary School District GO	5.000%	8/1/2048	890	927
	Palmdale Elementary School District GO	5.000%	8/1/2050	1,000	1,036
	Palo Alto CA COP	2.125%	11/1/2043	1,730	1,154
	Palo Alto CA COP	2.250%	11/1/2047	9,515	6,124
	Palo Alto Unified School District GO	3.250%	8/1/2042	10,150	8,748
	Palomar Health COP	4.000%	11/1/2038	685	612
	Palomar Health COP	4.000%	11/1/2047	410	323
[1]	Palomar Health COP	4.000%	11/1/2047	120	104
	Palomar Health GO	4.000%	8/1/2032	4,180	4,023
[1]	Palomar Health GO	0.000%	8/1/2033	4,100	3,049
	Palomar Health GO	4.000%	8/1/2033	4,560	4,449
	Palomar Health GO	0.000%	8/1/2034	1,100	778
	Palomar Health GO	4.000%	8/1/2034	355	343
	Palomar Health GO	5.000%	8/1/2034	1,125	1,125
	Palomar Health GO	4.000%	8/1/2035	4,350	4,118
	Palomar Health GO	0.000%	8/1/2036	5,025	3,095
	Palomar Health GO	4.000%	8/1/2036	300	281
[1]	Palomar Health GO	0.000%	8/1/2038	390	212
[1]	Palomar Health GO	7.000%	8/1/2038	205	221
	Palomar Health GO	6.750%	8/1/2040	85	92
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	100	97
	Paramount Unified School District GO	0.000%	8/1/2042	1,000	475
	Paramount Unified School District GO	5.000%	8/1/2056	4,000	4,118
[6]	Pasadena CA (Central Library Projects) GO TOB VRDO	2.700%	9/1/2026	4,320	4,320
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2044	1,850	814
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2045	1,900	792
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2046	1,675	660
[2]	Patterson Joint Unified School District GO	5.000%	8/1/2041	260	280
	Peralta Community College District GO	3.000%	2/1/2050	1,750	1,271
	Peralta Community College District GO	5.000%	8/1/2054	2,500	2,560
[3]	Peralta Community College District GO	5.000%	8/1/2054	7,630	7,828
[2]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/2048	4,515	4,586
	Perris CA Union High School District GO	3.000%	9/1/2045	4,615	3,464
	Petaluma CA Sales Tax Revenue	4.000%	5/1/2048	1,090	1,013
	Petaluma CA Sales Tax Revenue	4.000%	5/1/2049	1,345	1,239
	Petaluma CA Sales Tax Revenue	4.000%	5/1/2050	1,400	1,279
	Petaluma CA Sales Tax Revenue	4.000%	5/1/2051	1,385	1,259
	Piner-Olivet CA Union Elementary School District GO	5.250%	8/1/2047	250	261
[1]	Pittsburg Unified School District Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2047	5,000	5,070
	Pittsburg Unified School District GO	3.500%	8/1/2046	260	219
[1]	Pittsburg Unified School District GO	5.000%	8/1/2047	2,320	2,394
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	2,345	2,165
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,250	1,130
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	4,100	3,628
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	2,000	1,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pomona Unified School District GO	2.125%	8/1/2040	970	687
[1]	Pomona Unified School District GO	2.500%	8/1/2048	5,050	3,254
[2]	Pomona Unified School District GO	3.000%	8/1/2048	3,155	2,352
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2030	1,730	1,733
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2050	2,250	2,018
[4,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	5,000	5,000
[4,6]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	34,290	34,290
	Rancho Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2056	5,205	4,806
[1]	Ravenswood CA City School District GO	0.000%	8/1/2050	2,250	696
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2050	5,000	5,130
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	7,500	7,605
	Redlands Unified School District GO	5.000%	7/1/2050	15,000	15,517
	Redondo Beach Unified School District GO	5.250%	8/1/2055	1,375	1,435
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2041	2,230	1,818
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2046	4,000	3,044
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2051	250	179
	Rialto Public Financing Authority Lease (Abatement) Revenue (Police Station Project)	5.000%	6/1/2043	190	198
	Rialto Public Financing Authority Lease (Abatement) Revenue (Police Station Project)	5.000%	6/1/2048	2,495	2,543
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2056	3,000	634
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2057	1,650	329
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2058	2,350	443
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2059	3,400	606
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2060	2,000	338
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2061	2,000	319
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2062	2,000	300
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2063	2,045	289
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2064	1,750	233
[1]	River Islands Public Financing Authority Special Tax Revenue	0.000%	9/1/2065	2,150	269
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	2,800	2,875
	Riverside Community College District GO	3.000%	8/1/2035	530	500
	Riverside Community College District GO	3.000%	8/1/2037	1,005	908
	Riverside Community College District GO	3.000%	8/1/2040	6,050	5,064
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,320	2,286
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	6,710	3,305
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	2,975	1,384
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	7,500	3,299
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2048	4,105	3,055
[2]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,000	4,599
	Riverside Unified School District GO	3.000%	8/1/2036	800	731
	Riverside Unified School District GO	3.000%	8/1/2037	1,800	1,611
	Roseville Joint Union High School District GO	0.000%	8/1/2039	2,250	1,300
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,000	824
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2041	1,250	1,325
[3]	Roseville Joint Union High School District GO	5.000%	8/1/2044	1,380	1,444
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	5,000	5,045
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	2,500	2,565
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2038	1,685	1,779
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2040	500	518
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2041	1,000	1,036
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2042	1,815	1,869
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2044	3,250	3,052
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	5	4
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	250	211
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	9,020	9,181
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2043	10,430	10,633
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	3,485	3,534
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2048	2,000	2,028
	Sacramento CA Water Water Revenue	5.250%	9/1/2047	6,285	6,349
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	1,330	1,364
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	300	336
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	100	90
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	550	569
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,875	1,495
	San Bernardino Community College District GO	5.000%	8/1/2043	1,020	1,076
	San Bernardino County Housing Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2036	5,920	5,927
	San Diego CA Unified School District GO	5.000%	7/1/2044	3,205	3,562
	San Diego CA Unified School District GO	2.000%	7/1/2045	5,080	3,276
	San Diego CA Unified School District GO	5.000%	7/1/2045	1,370	1,520
	San Diego CA Unified School District GO	3.250%	7/1/2048	1,000	789
	San Diego CA Unified School District GO	5.000%	7/1/2049	3,000	3,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	4.000%	7/1/2053	9,050	8,328
	San Diego CA Unified School District GO	4.000%	7/1/2053	12,890	11,862
	San Diego CA Unified School District GO	4.000%	7/1/2054	11,950	10,907
	San Diego CA Unified School District GO	5.000%	7/1/2055	5,000	5,191
	San Diego Community College District GO	4.000%	8/1/2041	1,000	979
	San Diego Community College District GO	4.000%	8/1/2042	1,000	972
	San Diego Community College District GO	5.000%	8/1/2055	12,165	12,677
	San Diego County CA COP	5.000%	10/1/2048	2,840	2,958
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,625	1,732
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	2,325	2,423
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	175	177
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	390	402
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	125	126
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,515	2,236
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2045	2,860	2,970
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,160	3,969
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	2,000	2,146
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	5,060	5,415
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	6,785	6,983
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2040	1,805	1,971
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	1,000	1,087
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	20,285	21,270
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	650	686
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	4,335	4,457
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	3,855	3,961
	San Dieguito Union High School District GO	3.000%	8/1/2038	1,000	890
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2037	760	688
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2041	3,585	2,395
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	2,575	1,573
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2047	500	504
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	6,300	4,588
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	13,720	9,854
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	15,425	11,175
[6]	San Francisco Bay Area Rapid Transit District GO TOB VRDO	2.650%	9/1/2026	3,600	3,600
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	16,955	13,341
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2043	4,865	4,484
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2043	8,490	6,892
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2044	8,745	7,016
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2047	700	653
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2050	400	364
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2047	1,000	1,018
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2052	1,150	1,156
	San Francisco CA City & County GO	3.000%	6/15/2034	3,250	3,104
	San Francisco CA City & County GO	3.000%	6/15/2035	2,140	2,004
	San Francisco CA City & County Local or Guaranteed Housing Revenue	4.650%	8/1/2040	2,215	2,210
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	1,015	1,023
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	2,820	2,834
[6]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	45,900	45,900
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2045	3,525	3,669
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	10,000	10,585
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	10,325	10,769
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	2,165	2,270
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	5,750	6,048
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	825	878
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,000	1,057
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	11,295	10,358
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	4,330	4,432
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	2,250	2,566
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	1,900	2,153
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2040	2,060	2,321
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	525	535
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2044	3,850	4,049
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	2,225	2,335
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	1,000	1,061
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	1,500	1,569
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2047	1,500	1,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	3,850	3,969
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2028	985	987
	San Francisco Community College District GO	3.000%	6/15/2045	820	640
[2]	San Francisco Community College District GO	3.000%	6/15/2045	3,125	2,479
[2]	San Francisco Community College District GO	5.250%	6/15/2049	19,115	20,067
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,202
	San Francisco Unified School District GO	3.000%	6/15/2039	4,075	3,478
[3]	San Francisco Unified School District GO	5.000%	6/15/2039	1,830	2,005
	San Francisco Unified School District GO	3.000%	6/15/2040	6,500	5,400
	San Francisco Unified School District GO	5.000%	6/15/2040	3,380	3,520
[3]	San Francisco Unified School District GO	5.000%	6/15/2046	1,600	1,689
[3]	San Francisco Unified School District GO	5.000%	6/15/2047	1,155	1,210
[1]	San Jacinto Unified School District COP	5.000%	9/1/2040	1,075	1,115
	San Joaquin Delta Community College District GO	5.000%	8/1/2044	1,500	1,614
	San Joaquin Delta Community College District GO	5.000%	8/1/2045	1,275	1,367
	San Joaquin Delta Community College District GO	5.000%	8/1/2046	1,375	1,465
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	225	186
	San Jose CA GO	5.000%	9/1/2047	1,815	1,858
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	4,255	4,337
	San Jose Evergreen Community College District GO	3.000%	9/1/2040	3,710	3,116
	San Jose GO	5.000%	9/1/2042	1,210	1,248
	San Jose Unified School District GO	2.125%	8/1/2038	900	700
	San Juan Unified School District GO	2.375%	8/1/2041	15	11
	San Juan Unified School District GO	5.000%	8/1/2041	2,000	2,086
	San Leandro Unified School District GO	5.000%	8/1/2044	375	401
	San Leandro Unified School District GO	5.000%	8/1/2045	500	532
	San Leandro Unified School District GO	5.000%	8/1/2046	500	531
[1]	San Leandro Unified School District GO, 7.000% coupon rate effective 8/1/2026	7.000%	8/1/2039	825	872
	San Luis Coastal Unified School District GO	4.000%	8/1/2054	3,670	3,342
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.250%	8/15/2040	3,500	3,547
	San Marcos Unified School District GO	0.000%	8/1/2040	5,000	2,756
	San Marcos Unified School District GO	0.000%	8/1/2041	2,000	1,043
	San Marcos Unified School District GO	0.000%	8/1/2042	1,000	501
	San Marcos Unified School District GO	0.000%	8/1/2043	1,000	477
	San Mateo County Community College District GO	5.000%	9/1/2045	34,955	35,785
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	995
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	1,835	1,398
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	3,365	2,086
	San Mateo Union High School District GO	1.875%	9/1/2032	1,655	1,470
[11]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/2046	3,280	2,607
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,950	1,619
	San Rafael CA City High School District GO	3.000%	8/1/2047	770	578
	San Rafael CA City High School District GO	4.000%	8/1/2053	7,100	6,351
[2]	San Ysidro School District GO	5.000%	8/1/2044	1,000	1,062
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	5,000	5,251
[2]	Sanger Unified School District GO	3.000%	8/1/2045	1,480	1,167
[2,3]	Sanger Unified School District GO	0.000%	8/1/2046	860	329
[2,3]	Sanger Unified School District GO	0.000%	8/1/2047	1,950	700
[2,3]	Sanger Unified School District GO	0.000%	8/1/2048	1,950	656
[2]	Sanger Unified School District GO	3.000%	8/1/2048	5,500	4,108
[2,3]	Sanger Unified School District GO	0.000%	8/1/2049	1,750	554
[2,3]	Sanger Unified School District GO	0.000%	8/1/2050	1,875	560
[2,3]	Sanger Unified School District GO	0.000%	8/1/2051	2,000	565
[2]	Sanger Unified School District GO	4.000%	8/1/2055	2,480	2,201
[2,3]	Sanger Unified School District GO	5.000%	8/1/2056	10,000	10,221
[2,3]	Sanger Unified School District GO	5.000%	8/1/2057	10,000	10,220
[2,3]	Sanger Unified School District GO	5.000%	8/1/2060	10,000	10,189
[1]	Santa Ana Unified School District GO	2.000%	8/1/2046	5,755	3,472
[1]	Santa Ana Unified School District GO	2.125%	8/1/2050	1,000	563
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	354
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	327
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	3,605	3,197
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2057	1,915	1,683
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,310	1,218
	Santa Barbara Unified School District GO	5.000%	8/1/2044	6,725	6,852
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2026	215	216
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,765	2,445
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	3,000	2,653
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	1,000	863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	4,165	3,227
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2051	7,645	7,010
	Santa Clara Unified School District GO	3.000%	7/1/2037	6,605	5,950
	Santa Clara Unified School District GO	4.000%	8/1/2041	7,100	7,132
	Santa Clara Unified School District GO	3.250%	7/1/2044	13,190	13,199
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/2044	500	502
	Santa Clarita Community College District GO	3.000%	8/1/2036	750	686
	Santa Clarita Community College District GO	3.000%	8/1/2041	950	770
	Santa Clarita Community College District GO	3.000%	8/1/2044	1,000	778
	Santa Cruz City High School District GO	4.000%	8/1/2054	5,500	4,925
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/2039	4,300	4,306
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2037	850	776
	Santa Monica Public Financing Authority Lease (Abatement) Revenue	4.000%	7/1/2039	790	783
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/2046	5,500	3,475
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/2051	6,500	3,788
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,575	1,266
	Santa Paula Unified School District GO	3.000%	8/1/2049	1,330	933
	Santa Rosa Elementary School District GO	5.000%	8/1/2042	400	421
	Santa Rosa Elementary School District GO	5.000%	8/1/2043	600	630
[2,3]	Santa Rosa Elementary School District GO	5.000%	8/1/2056	7,765	7,961
[3]	Santa Rosa High School District GO	5.000%	8/1/2051	6,250	6,481
[3]	Santa Rosa High School District GO	5.000%	8/1/2056	16,585	17,048
	Sequoia Union High School District GO	2.375%	7/1/2032	1,060	981
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/2042	4,770	3,818
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	2,340	2,174
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	2,485	2,249
	Sonoma County Junior College District GO	3.000%	8/1/2037	7,285	6,519
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2042	1,260	1,291
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	40	43
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2036	350	354
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2037	250	252
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2038	1,080	973
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2039	1,110	971
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2040	1,105	932
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/2050	4,920	3,215
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2052	8,765	8,961
	South Placer CA Wastewater Authority Sewer Revenue	5.000%	11/1/2036	500	509
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2039	600	633
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2045	2,950	3,046
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	5,510	5,794
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2036	1,340	1,441
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2044	1,290	1,338
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2045	1,510	1,563
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	20,475	21,258
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,627
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	1,800	1,865
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,690
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	5,470	5,629
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	135	143
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	1,550	1,590
[2]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2050	3,805	3,946
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,001
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	210	216
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	4,585	4,771
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.350%	9/1/2026	63,400	63,400
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	1,645	1,691
	Southwestern Community College District GO	3.000%	8/1/2039	900	778
	Southwestern Community College District GO	3.000%	8/1/2040	1,250	1,056
	Southwestern Community College District GO	3.000%	8/1/2040	2,500	2,113
	Southwestern Community College District GO	3.000%	8/1/2041	3,560	2,956
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2039	280	240
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	1,860	1,416
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	4,300	3,273
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	1,915	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/2052	1,580	1,611
	State Center Community College District GO	3.000%	8/1/2040	4,660	3,869
[2]	Stockton Unified School District GO	2.500%	8/1/2035	1,025	880
[1]	Stockton Unified School District GO	4.000%	8/1/2038	1,625	1,640
[1]	Stockton Unified School District GO	4.000%	8/1/2040	1,035	1,021
[2,6]	Stockton Unified School District GO TOB VRDO	2.700%	9/1/2026	2,200	2,200
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2044	1,000	1,069
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2045	1,500	1,598
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	3,620	2,300
	Sunnyvale School District GO	4.000%	9/1/2037	270	272
[1]	Sweetwater Union High School District GO	0.000%	8/1/2039	1,355	735
[1]	Sweetwater Union High School District GO	0.000%	8/1/2040	3,005	1,526
[1]	Sweetwater Union High School District GO	0.000%	8/1/2041	4,000	1,911
[1]	Sweetwater Union High School District GO	0.000%	8/1/2042	2,000	906
[1]	Sweetwater Union High School District GO	0.000%	8/1/2043	4,000	1,704
[1]	Sweetwater Union High School District GO	0.000%	8/1/2044	3,500	1,404
[1]	Sweetwater Union High School District GO	0.000%	8/1/2045	4,975	1,882
[1]	Sweetwater Union High School District GO	0.000%	8/1/2046	1,165	415
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2038	3,115	3,156
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,053
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	335	353
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	1,000	1,039
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	125	122
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	800	814
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2045	2,000	1,985
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2044	350	360
	Turlock Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2045	575	591
	University of California College & University Revenue	5.000%	5/15/2037	10,000	11,073
	University of California College & University Revenue	5.000%	11/15/2037	5,000	5,561
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,174
	University of California College & University Revenue	5.000%	5/15/2038	3,000	3,290
	University of California College & University Revenue	5.000%	5/15/2038	4,370	4,793
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,194
	University of California College & University Revenue	5.250%	5/15/2038	7,825	8,945
	University of California College & University Revenue	5.000%	11/15/2038	6,500	7,153
	University of California College & University Revenue	5.000%	5/15/2039	9,670	10,520
	University of California College & University Revenue	5.000%	5/15/2039	22,095	24,038
	University of California College & University Revenue	5.000%	5/15/2039	3,800	4,134
	University of California College & University Revenue	5.250%	5/15/2039	4,755	5,422
	University of California College & University Revenue	5.000%	11/15/2039	9,990	11,085
	University of California College & University Revenue	5.000%	5/15/2040	23,115	24,947
	University of California College & University Revenue	5.000%	5/15/2040	3,250	3,508
	University of California College & University Revenue	5.000%	5/15/2040	3,690	3,982
	University of California College & University Revenue	5.000%	5/15/2040	4,000	4,332
	University of California College & University Revenue	5.250%	5/15/2040	7,705	8,725
	University of California College & University Revenue	5.250%	5/15/2040	10,990	12,445
	University of California College & University Revenue	5.500%	5/15/2040	5,685	6,398
	University of California College & University Revenue	5.000%	11/15/2040	12,000	13,032
	University of California College & University Revenue	5.000%	11/15/2041	3,070	3,289
	University of California College & University Revenue	5.000%	5/15/2042	1,270	1,319
	University of California College & University Revenue	5.000%	11/15/2042	2,110	2,257
	University of California College & University Revenue	5.000%	5/15/2043	2,175	2,309
	University of California College & University Revenue	5.500%	5/15/2043	5,435	6,054
	University of California College & University Revenue	5.000%	11/15/2043	1,305	1,393
	University of California College & University Revenue	5.000%	5/15/2044	1,505	1,593
	University of California College & University Revenue	5.000%	11/15/2044	665	708
	University of California College & University Revenue	5.000%	5/15/2045	1,265	1,335
	University of California College & University Revenue	5.000%	11/15/2045	630	668
	University of California College & University Revenue	5.000%	11/15/2045	285	302
	University of California College & University Revenue	5.000%	5/15/2046	3,490	3,671
	University of California College & University Revenue	5.000%	11/15/2046	310	328
	University of California College & University Revenue	5.000%	5/15/2047	5,440	5,479
	University of California College & University Revenue	5.000%	5/15/2047	430	451
	University of California College & University Revenue	5.000%	5/15/2053	10,865	11,304
	University of California College & University Revenue	4.000%	5/15/2055	2,720	2,518
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	17,405	17,574
[12]	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	33,725	34,923
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	625	634
	University of California College & University Revenue VRDO	2.250%	9/1/2026	33,455	33,455
	University of California College & University Revenue VRDO	2.350%	9/1/2026	11,700	11,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue VRDO	2.400%	9/1/2026	12,860	12,860
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	3,000	3,168
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	2,000	2,097
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.000%	5/15/2042	1,000	808
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	3,775	3,945
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	13,720	14,227
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	19,765	17,919
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/2054	15,000	11,481
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	9/1/2026	7,500	7,500
	Upland CA COP	4.000%	1/1/2042	5,635	5,032
	Val Verde Unified School District GO	5.000%	8/1/2044	1,000	1,086
	Val Verde Unified School District GO	5.000%	8/1/2045	1,000	1,077
[1]	Val Verde Unified School District GO	4.000%	8/1/2048	4,900	4,560
[1]	Val Verde Unified School District GO	4.000%	8/1/2049	5,000	4,623
	Vallecitos Water District COP	2.250%	8/1/2046	2,140	1,410
	Vallejo City Unified School District GO	5.000%	8/1/2041	1,485	1,551
	Ventura Unified School District GO	4.000%	8/1/2041	2,855	2,779
	Ventura Unified School District GO	4.000%	8/1/2052	11,230	10,038
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	865	911
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2036	750	778
	Victor Elementary School District GO	5.000%	8/1/2042	2,925	2,926
	Victor Valley Community College District GO	5.000%	8/1/2052	5,000	5,193
[1]	Vista Unified School District GO	5.000%	8/1/2045	1,200	1,276
[1]	Vista Unified School District GO	5.000%	8/1/2047	1,595	1,676
[1]	Vista Unified School District GO	5.000%	8/1/2048	1,500	1,566
	Washington Township Health Care District GO	5.000%	8/1/2043	250	250
	Washington Township Health Care District GO	5.000%	8/1/2043	500	500
	Washington Township Health Care District GO	5.500%	8/1/2053	750	785
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,230	1,269
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	500	515
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,080	1,046
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,080	1,089
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	1,770	1,606
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	105	94
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,220	2,119
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	509
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,240	1,150
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,000	827
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	750	601
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2048	3,340	3,468
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2053	2,270	2,334
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2035	850	802
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,000	926
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2037	1,400	1,270
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2039	490	530
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2045	6,385	4,948
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2051	2,010	1,444
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2054	2,070	1,841
	West Sonoma County Union High School District GO	5.000%	8/1/2043	780	796
	West Valley-Mission Community College District GO	5.000%	8/1/2044	4,720	5,118
	West Valley-Mission Community College District GO	5.000%	8/1/2046	3,105	3,338
	West Valley-Mission Community College District GO	5.000%	8/1/2047	3,000	3,206
	West Valley-Mission Community College District GO	5.000%	8/1/2048	3,705	3,933
	West Valley-Mission Community College District GO	4.000%	8/1/2050	3,000	2,835
[2]	Western Placer Unified School District GO	5.000%	8/1/2042	6,350	6,413
	Western Placer Unified School District GO	5.000%	8/1/2043	800	801
					6,170,167
New Hampshire (0.1%)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.923%	7/20/2039	7,559	7,039
New York (0.2%)
[8]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	9,553	8,677
Ohio (0.1%)
[8]	Freddie Mac Pool	4.250%	9/1/2041	5,475	5,172
Puerto Rico (0.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	4,964	5,214
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	10,000	7,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.500%	7/1/2034	559	557
	San Juan Puerto Rico Municipality GO	5.250%	7/1/2042	275	287
	San Juan Puerto Rico Municipality GO	5.250%	7/1/2045	250	260
					13,616
Virginia (0.1%)
[8]	Freddie Mac Pool	4.300%	4/1/2043	7,145	6,755
Total Tax-Exempt Municipal Bonds (Cost $6,377,588)					6,211,426
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	8,929	6,362
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,317	2,405
Total Taxable Municipal Bonds (Cost $7,584)					8,767
Total Investments (102.3%) (Cost $6,385,172)					6,220,193
Other Assets and Liabilities—Net (-2.3%)					(140,685)
Net Assets (100%)					6,079,508
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

6
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $352,633, representing 5.8% of net assets.

7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Step bond.
12	Securities with a value of $278 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	December 2026	151	16,402	(41)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2026	(87)	(17,855)	48
5-Year U.S. Treasury Note	December 2026	(382)	(40,379)	131
				179
				138

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/1/2026	JPMC	2,500	Buy	30-Year MMD AAA General Obligation Scale	4.270%	157	157	—
9/1/2026	RBC	2,500	Buy	30-Year MMD AAA General Obligation Scale	4.570%	(8)	—	(8)
9/24/2026	WFB	8,000	Buy	30-Year MMD AAA General Obligation Scale	4.630%	(71)	—	(71)
10/1/2026	JPMC	6,250	Buy	30-Year MMD AAA General Obligation Scale	4.310%	491	491	—
10/7/2026	WFB	9,250	Buy	30-Year MMD AAA General Obligation Scale	4.300%	753	753	—
10/8/2026	RBC	8,333	Buy	20-Year MMD AAA General Obligation Scale	3.950%	460	460	—
10/8/2026	JPMC	8,333	Buy	20-Year MMD AAA General Obligation Scale	3.950%	460	460	—
10/14/2026	WFB	3,000	Buy	30-Year MMD AAA General Obligation Scale	4.430%	170	170	—
10/14/2026	RBC	1,480	Buy	30-Year MMD AAA General Obligation Scale	4.410%	90	90	—
10/30/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.040%	(180)	—	(180)
11/2/2026	JPMC	4,000	Buy	20-Year MMD AAA General Obligation Scale	4.060%	(169)	—	(169)
3/24/2027	RBC	12,000	Buy	20-Year MMD AAA General Obligation Scale	4.450%	(93)	—	(93)
3/24/2027	MSBNA	8,000	Buy	20-Year MMD AAA General Obligation Scale	4.470%	(38)	—	(38)
5/20/2027	JPMC	6,507	Buy	20-Year MMD AAA General Obligation Scale	4.480%	(54)	—	(54)
5/27/2027	RBC	6,667	Buy	20-Year MMD AAA General Obligation Scale	4.300%	(234)	—	(234)
6/1/2027	RBC	10,000	Buy	20-Year MMD AAA General Obligation Scale	4.240%	(443)	—	(443)
7/27/2027	RBC	6,250	Buy	30-Year MMD AAA General Obligation Scale	4.750%	(184)	—	(184)
8/18/2027	MSBNA	6,275	Buy	30-Year MMD AAA General Obligation Scale	4.850%	(79)	—	(79)
						1,028	2,581	(1,553)

JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
At August 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,031 in connection with open over-the-counter municipal market rate lock contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	6,211,426	—	6,211,426
Taxable Municipal Bonds	—	8,767	—	8,767
Total	—	6,220,193	—	6,220,193

Derivative Financial Instruments
Assets
Futures Contracts[1]	179	—	—	179
Swap Contracts	—	2,581	—	2,581
Total	179	2,581	—	2,760
Liabilities
Futures Contracts[1]	(41)	—	—	(41)
Swap Contracts	—	(1,553)	—	(1,553)
Total	(41)	(1,553)	—	(1,594)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.